Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) $ / ¥	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 917,319	¥ 917,319	¥ 917,319	¥ 917,319	¥ 787,257	¥ 206,391	$ 132,121	$ 113,389	¥ 154,156
Advertising expense		250,096			208,014	114,777
Income from government subisidies		4,718			8,686	¥ 1,780
Period over which Company will have the right to receive series of reimbursements after the closing of IPO	5 years
Reimbursements recorded as other income		2,472
Restricted cash	¥ 50,832	50,832	50,832	50,832	48,144		$ 7,321
Letters of Credit Outstanding, Amount	¥ 59,721	¥ 59,721	¥ 59,721	¥ 59,721	¥ 29,283
Percentage of the cash and cash equivalents denominated in specified currency	42.10%	42.10%	42.10%	42.10%	61.00%		42.10%	61.00%
Term of letters of guarantee	1 year
Foreign Currency Exchange Rate Weighted Average Translation Rate			6.9430	6.943
Minimum [Member]
Significant Accounting Policies [Line Items]
Term of letters of guarantee	11 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Term of letters of guarantee	24 months
Bank Deposits, Letters of Guarantee [Member]
Significant Accounting Policies [Line Items]
Restricted cash	¥ 15,290	¥ 15,290	¥ 15,290	¥ 15,290	¥ 26,100
Bank Deposits, Notes Payable [Member]
Significant Accounting Policies [Line Items]
Restricted cash	34,542	34,542	34,542	34,542	22,044
Bank Deposits Against Brand Partner [Member]
Significant Accounting Policies [Line Items]
Restricted cash	¥ 1,000	1,000	1,000	1,000	0
Internally developed softwares [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	3 years
Trademarks [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
RMB [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 386,375	¥ 386,375	¥ 386,375	¥ 386,375	¥ 480,572